Eaton Vance Tax-Managed Global Small-Cap Fund

IMPORTANT NOTICE REGARDING CHANGE IN FUND’S INVESTMENT OBJECTIVE

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND
Supplement to Prospectus dated March 1, 2017 and

Summary Prospectus dated March 1, 2017

Effective March 1, 2018, Eaton Vance Tax-Managed Global Small-Cap Fund will change (i) its name to Eaton Vance Global Small-Cap Equity Fund and (ii) its investment objective to long-term total return. Thereafter, the Fund will no longer be managed by balancing investment and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund will also be implementing additional changes, which are described below.

The following change is effective January 1, 2018:

The following replaces the “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses	2.18%	2.93%	1.93%
Expense Reimbursement(1)	(0.83)%	(0.83)%	(0.83)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%	2.10%	1.10%

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$705	$1,063	$1,530	$2,817	$705	$1,063	$1,530	$2,817
Class C shares	$313	$746	$1,392	$3,129	$213	$746	$1,392	$3,129
Class I shares	$112	$440	$883	$2,114	$112	$440	$883	$2,114

The following changes are effective January 12, 2018:

1.	On or about January 12, 2018, the Fund will redeem from Tax-Managed Global Small-Cap Portfolio (the “Portfolio”) by withdrawing securities from the Portfolio. Thereafter, the Fund will invest directly in securities and will no longer employ a master-feeder investment structure. The Fund will employ the same investment approach, may invest in the same investments and will be subject to the same risks as the Portfolio.
2.	References to the Portfolio are changed to Eaton Vance Tax-Managed Global Small-Cap Fund or removed, as applicable, except in the tables under “Financial Highlights”.
3.	The following paragraph is deleted from “Principal Investment Strategies” under “Fund Summary”:

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

4.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

Portfolio Managers

Aidan M. Farrell, Vice President of EVAIL, has managed the Fund since August 2015.

Michael D. McLean, Vice President of BMR, has managed the Fund since November 2017.

J. Griffith Noble, Vice President of BMR, has managed the Fund since November 2017.

5.       The following replaces the second paragraph under “Management.” in “Management and Organization”:

Pursuant to sub-advisory agreements, Eaton Vance and BMR have delegated a portion of the investment management of Tax-Managed Global Dividend Income Fund and Tax-Managed Global Small-Cap Fund, respectively, to Eaton Vance Advisers International Ltd. (“EVAIL”), a registered investment adviser. Prior to November 1, 2017, Eaton Vance Management (International) Limited (“EVMI”) served as sub-adviser to each Fund. EVAIL is located at 125 Old Broad Street, London, EC2N 1AR, United Kingdom. Eaton Vance and BMR pay EVAIL a portion of the applicable advisory fee for sub-advisory services provided to that Fund.

6.       The following replaces “Tax-Managed Global Small-Cap Portfolio.” in “Management and Organization”:

Tax-Managed Global Small-Cap Fund. Under its investment advisory agreement with Tax-Managed Global Small-Cap Fund, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)*
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

* Pursuant to a fee reduction agreement effective March 1, 2014.

For the fiscal year ended October 31, 2016, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Fund was 0.75%. BMR pays EVAIL a portion of its fees for sub-advisory services provided to the Fund.

Tax-Managed Global Small-Cap Fund is managed by Aidan M. Farrell, Michael D. McLean and J. Griffith Noble. Mr. Farrell has served as a portfolio manager of the Fund and Tax-Managed Global Small-Cap Portfolio (the Portfolio the Fund previously invested in) since August 2015 and Messrs. McLean and Noble have served as portfolio managers of the Fund and Tax-Managed Global Small-Cap Portfolio (the Portfolio the Fund previously invested in) since November 2017 and they all manage other Eaton Vance portfolios. Prior to joining EVAIL as a Vice President in November 2017, Mr. Farrell held identical positions at EVMI. Prior to joining EVMI as a Vice President in June 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset

Management where he also served as a portfolio manager (2008-2015). Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Noble is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with Black Rock, Inc. (2008-2012).

The following changes are effective March 1, 2018:

1. The name of Eaton Vance Tax-Managed Global Small-Cap Fund is changed to Eaton Vance Global Small-Cap Equity Fund. Effective March 1, 2018, the Fund will no longer be required to employ tax-management techniques or seek after-tax returns, as described above.

2. The following replaces “Investment Objective” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”.

The Fund’s investment objective is to seek long-term total return.

3. The following replaces the third paragraph under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small-cap market through fundamental bottom-up research conducted by the investment adviser and sub-adviser’s research staff. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as improvers or rebounders. Such a company is typically characterized by either (i) a catalyst or identifiable positive agent of change, which is not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment opportunities.

4. “Tax-Managed Investing Risk.” is deleted from “Principal Risks” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”.

5.	The following is added to the first paragraph under “Performance” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

Prior to March 1, 2018, the Fund’s objective was long-term, after-tax returns and tax-management techniques were employed in its management.

December 15, 2017	27954 12.15.17

Investment Objective
The Fund’s investment objective is to seek long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Tax-Managed Global Small-Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Tax-Managed Global Small-Cap Fund		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses		2.18%	2.93%	1.93%
Expense Reimbursement	[1]	(0.83%)	(0.83%)	(0.83%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.35%	2.10%	1.10%
[1]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Tax-Managed Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	1,063	1,530	2,817
Class C	313	746	1,392	3,129
Class I	112	440	883	2,114

Expense Example, No Redemption - Eaton Vance Tax-Managed Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	1,063	1,530	2,817
Class C	213	746	1,392	3,129
Class I	112	440	883	2,114

Principal Investment Strategies

In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small-cap market through fundamental bottom-up research conducted by the investment adviser and sub-adviser’s research staff. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as improvers or rebounders. Such a company is typically characterized by either (i) a catalyst or identifiable positive agent of change, which is not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to pursue more attractive investment opportunities.

Performance
Prior to March 1, 2018, the Fund’s objective was long-term, after-tax returns and tax-management techniques were employed in its management.